FT Vest Laddered Max Buffer ETF Investment Strategy - FT Vest Laddered Max Buffer ETF	May 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by providing investors with US large-cap equity market exposure while attempting to limit downside risk through a laddered portfolio of twelve FT Vest U.S. Equity Max Buffer ETFs (the "Underlying ETFs"). The term "laddered portfolio" refers to the Fund's investment in multiple Underlying ETFs that have target outcome period expiration dates which occur on a rolling, or periodic, basis. See below for a discussion of "target outcome periods" and their meaning within the strategies of the Underlying ETFs. The rolling or “laddered” nature of the investments in the Underlying ETFs creates diversification of investment time period compared to the risk of acquiring or disposing of any one Underlying ETF at any one time. This diversification of investment time period is intended to mitigate the risk of failing to benefit from the buffer of a single Underlying ETF due to the timing of investment in such Underlying ETF and the relative price of the reference asset or having limited or no upside potential remaining because of the cap of a single Underlying ETF. The Fund's laddered approach is intended to allow the Fund to continue to benefit from increases in the value of the State Street® SPDR® S&P 500® ETF Trust (“SPY”) and to provide a level of downside protection for at least a portion of the Fund's portfolio at any given time. The Fund invests in the Underlying ETFs in a laddered manner. Unlike the Underlying ETFs, the Fund itself does not pursue a target outcome strategy. The buffer is only provided by the Underlying ETFs and the Fund itself does not provide any stated buffer against losses. The Fund will likely not receive the full benefit of the Underlying ETF buffers and could have limited upside potential. The Fund's returns may be limited by the caps of the Underlying ETFs. In order to understand the Fund’s strategy and risks, it is important to understand the strategies and risks of the Underlying ETFs. See “Additional Information on the Fund's Investment Objective and Strategies” for a discussion of the principal investment strategies of the Underlying ETFs. Under normal market conditions, the Fund will invest substantially all of its assets in the Underlying ETFs, which seek to provide investors with returns (before fees and expenses) that match the price return of SPY, up to a predetermined upside cap, while providing the maximum available buffer (before fees and expenses) against SPY losses, over a defined one-year period. The Fund intends only to acquire shares of Underlying ETFs in the secondary market and will not engage in any principal transactions with the Underlying ETFs. The Fund and each Underlying ETF are advised by First Trust Advisors L.P. (“First Trust” or the “Advisor”) and sub-advised by Vest Financial LLC (“Vest” or the “Sub-Advisor”). PDR Services, LLC (“PDR”) serves as SPY’s sponsor. The investment objective of SPY is to seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index. See "State Street® SPDR® S&P 500® ETF Trust" below for more information. The Underlying ETFs invest substantially all of their assets in FLexible EXchange® Options (“FLEX Options”) on SPY. FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation. Each Underlying ETF uses FLEX Options to employ a “target outcome strategy.” Target outcome strategies seek to produce pre-determined investment outcomes based upon the performance of an underlying security or index (in this case, SPY). The Underlying ETFs generally seek to provide the maximum available buffer against SPY losses (depending on prevailing market conditions at the start of the Target Outcome Period (defined below)) while setting a predetermined upside cap of at least 7% over an approximate one-year period beginning on the third Friday in the month for which each Underlying ETF is named and ending on the third Friday of the same month in the following year (the “Target Outcome Period”). If an Underlying ETF is not able to set the buffer against 100% of SPY losses while setting a cap of at least 7%, then it would seek the maximum buffer that allows for a cap of at least 7%. If the 7% minimum cap produces a buffer of less than 20%, an Underlying ETF will seek to lower the minimum cap to provide a buffer of at least 20%. The cap and the buffer for each Underlying ETF are expected to change from Target Outcome Period to Target Outcome Period. Each Underlying ETF establishes a new cap and a new buffer annually at the beginning of each Target Outcome Period. The possible expected range of the buffer level for each Underlying ETF for a Target Outcome Period is between 20% and 100% of SPY losses. However, each Underlying ETF will alert shareholders, including the Fund, to a more precise expected buffer range for subsequent Target Outcome Periods approximately one week before the commencement of each Target Outcome Period. There is no guarantee that the final buffer set for a Target Outcome Period will be within the estimated range. See “Buffer and Cap” below under “Additional Information on the Fund’s Investment Objective and Strategies.” Each Underlying ETF’s strategy has been specifically designed to produce the outcomes (before fees and expenses) based upon SPY’s price returns over the duration of a Target Outcome Period. At the end of each Target Outcome Period, an Underlying ETF’s FLEX Options are generally allowed to expire or sold at or near their expiration, and the proceeds are used to purchase (or roll into) a new set of FLEX Options expiring in approximately one year. This means that each of the Underlying ETFs will undergo a “reset” of its cap and its buffer annually. Each Underlying ETF will undergo such reset in a different month of the calendar year. The rolling or “laddered” nature of the investments in the Underlying ETFs creates diversification of investment time period and market level (meaning the price of SPY at any given time) compared to the risk of acquiring or disposing of any one Underlying ETF at any one time. Because the Fund typically will not acquire shares of the Underlying ETFs on the first day of a Target Outcome Period and may dispose of shares of the Underlying ETFs before the end of the Target Outcome Period the Fund may experience investment returns that are very different from those that the Underlying ETFs seek to provide. If an Underlying ETF has experienced certain levels of either gains or losses since the beginning of its current Target Outcome Period, there may be little to no ability for the Fund to achieve gains or benefit from the buffer for the remainder of the Target Outcome Period. When an investor purchases shares of a single Underlying ETF, his or her potential outcomes are limited by the Underlying ETF's stated cap and buffer over a defined time period (depending on when the shares were purchased). Alternatively, the Fund’s laddered approach provides a diversified exposure to all of the Underlying ETFs in a single investment. By owning a laddered portfolio of Underlying ETFs, the Fund has the ability to continue to benefit from increases in the value of SPY and to provide a level of downside protection as each of the Underlying ETFs will reset its cap and its buffer annually based on the price of SPY at the time of the reset. In other words, the continual and periodic resetting of the Underlying ETF caps and buffers at current SPY prices is intended to allow the Fund to continue to benefit from increases in the value of SPY and to provide a level of downside protection for at least a portion of the Fund's portfolio at any given time. This approach reduces the risk inherent in the Underlying ETFs of having the upside potential for an entire Target Outcome Period capped out in cases of rapid appreciation of SPY. It also reduces the risk of failing to benefit from an individual Underlying ETF buffer in cases where SPY has depreciated below that specific buffer level. Annually, each of the Underlying ETFs will undergo a reset of its cap and its buffer, meaning that investors may have the ability to benefit from any appreciation in SPY for future periods up to the respective caps of the Underlying ETFs and may have the benefit of the buffer for future periods. A laddered buffer portfolio can diversify timing risk, similar to how laddered bond portfolios seek to manage timing risks for fixed-income investors. The Fund intends to generally rebalance its portfolio to equal weight among the Underlying ETFs quarterly. The Fund also will acquire and dispose of Underlying ETFs in connection with the creation and redemption of Creation Units between quarterly rebalances. In between such rebalances, market movements in the prices of the Underlying ETFs may result in the Fund having temporary larger exposures to certain Underlying ETFs compared to others. Under such circumstances, the Fund’s returns would be more greatly influenced by the returns of the Underlying ETFs with the larger exposures. If an over-weighted Underlying ETF underperforms the other Underlying ETFs, the Fund will experience returns that are inferior to those that would have been achieved if the Underlying ETFs were equally weighted. See Significant Exposure Risk below. The current list of Underlying ETFs in the Fund's portfolio can be found at http://www.ftportfolios.com/retail/etf/EtfSummary.aspx?Ticker=BUFH. The Fund's website will provide, on a daily basis, the proportion of the Fund's assets invested in each Underlying ETF at any given time. Each Underlying ETF’s website provides important information (including Target Outcome Period start and end dates and the cap (both gross and net of fees) and buffer both at the start of the Underlying ETF's Target Outcome Period and on any particular day relative to the end of the Target Outcome Period). Although this website information may be useful in understanding the investment strategies of the Underlying ETFs, it is limited in providing an investor of the Fund with all of the risks and potential outcomes associated with an investment in the Underlying ETFs. For example, it does not provide a direct example of your potential investment return in the Fund because of the Fund’s laddered exposure to the Underlying ETFs in which each one of the Underlying ETFs will reset its cap and its buffer annually based on prevailing market conditions. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investment strategy may include active and frequent trading. The Fund will not invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries except to the extent that the underlying referenced index of the Underlying ETFs invests more than 25% of its assets in an industry or group of industries. The Fund considers the investments of the Underlying ETFs when determining compliance with these limitations. As of June 30, 2026, SPY had significant investments in information technology companies.
Strategy Portfolio Concentration [Text]	As of June 30, 2026, SPY had significant investments in information technology companies.